SCHEDULE OF INVESTMENTS

Small Cap Growth (in thousands)	MARCH 31, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value

Communication Services

Alternative Carriers – 1.3%
8x8, Inc.(A)	269	$3,727

Broadcasting – 2.0%
Gray Television, Inc.(A)	114	1,229
Nexstar Broadcasting Group, Inc.	81	4,680

		5,909

Total Communication Services - 3.3%		9,636

Consumer Discretionary

Apparel Retail – 0.2%
Boot Barn Holdings, Inc.(A)	47	613

Auto Parts & Equipment – 0.9%
Fox Factory Holding Corp.(A)	65	2,710

Casinos & Gaming – 1.5%
Churchill Downs, Inc.	33	3,356
Monarch Casino & Resort, Inc.(A)	37	1,029

		4,385

Distributors – 0.7%
Pool Corp.	10	2,019

Homebuilding – 2.2%
Installed Building Products, Inc.(A)	92	3,667
TopBuild Corp.(A)	37	2,675

		6,342

Hotels, Resorts & Cruise Lines – 0.4%
Hilton Grand Vacations, Inc.(A)	77	1,210

Leisure Facilities – 0.7%
SeaWorld Entertainment, Inc.(A)	182	2,010

Leisure Products – 0.9%
Malibu Boats, Inc., Class A(A)	93	2,664

Restaurants – 2.1%
Wingstop, Inc.	76	6,072

Total Consumer Discretionary - 9.6%		28,025

Consumer Staples

Packaged Foods & Meats – 2.7%
J&J Snack Foods Corp.	23	2,834
Nomad Foods Ltd.(A)	275	5,100
TreeHouse Foods, Inc.(A)	3	131

		8,065

Total Consumer Staples - 2.7%		8,065

Financials

Asset Management & Custody Banks – 0.9%
Hamilton Lane, Inc., Class A	47	2,594

Consumer Finance – 0.5%
First Cash Financial Services, Inc.	20	1,441

Insurance Brokers – 2.4%
eHealth, Inc.(A)	49	6,888

Investment Banking & Brokerage – 3.2%
Houlihan Lokey, Inc.	110	5,738
LPL Investment Holdings, Inc.	68	3,710

		9,448

Regional Banks – 1.7%
Prosperity Bancshares, Inc.	46	2,232
Seacoast Banking Corp. of Florida(A)	156	2,860

		5,092

Total Financials - 8.7%		25,463

Health Care

Biotechnology – 1.1%
Vericel Corp.(A)	359	3,295

Health Care Distributors – 1.5%
PetIQ, Inc.(A)	193	4,486

Health Care Equipment – 7.4%
Insulet Corp.(A)	34	5,664
iRhythm Technologies, Inc.(A)	33	2,674
NovoCure Ltd.(A)	33	2,209
Penumbra, Inc.(A)	28	4,578
Tactile Systems Technology, Inc.(A)	113	4,548
Veracyte, Inc.(A)	76	1,849

		21,522

Health Care Services – 7.2%
AMN Healthcare Services, Inc.(A)	82	4,747
LHC Group, Inc.(A)	39	5,462
Teladoc Health, Inc.(A)(B)	70	10,838

		21,047

Health Care Supplies – 2.8%
Haemonetics Corp.(A)	45	4,504
STAAR Surgical Co.(A)	114	3,692

		8,196

Health Care Technology – 4.6%
CareDx, Inc.(A)	217	4,741
HMS Holdings Corp.(A)	188	4,748
Omnicell, Inc.(A)	58	3,820

		13,309

Managed Health Care – 1.0%
HealthEquity, Inc.(A)	56	2,846

Total Health Care - 25.6%		74,701

Industrials

Aerospace & Defense – 2.7%
Mercury Computer Systems, Inc.(A)	110	7,853

Air Freight & Logistics – 1.4%
Air Transport Services Group, Inc.(A)	231	4,228

Building Products – 1.3%
PGT Innovations, Inc.(A)	127	1,067
Simpson Manufacturing Co., Inc.	9	588
Trex Co., Inc.(A)	28	2,230

		3,885

Electrical Components & Equipment – 0.9%
EnerSys	53	2,625

Environmental & Facilities Services – 1.4%
Clean Harbors, Inc.(A)	78	3,985

Industrial Machinery – 5.6%
Crane Co.	60	2,937
John Bean Technologies Corp.	64	4,764
RBC Bearings, Inc.(A)	25	2,836
Timken Co. (The)	92	2,961
Woodward, Inc.	47	2,795

		16,293

Security & Alarm Services – 1.3%
Brink’s Co. (The)	73	3,777

Trucking – 2.2%
Knight Transportation, Inc.	171	5,606
Saia, Inc.(A)	13	920

		6,526

Total Industrials - 16.8%		49,172

Information Technology

Application Software – 12.2%
Envestnet, Inc.(A)	70	3,762
Five9, Inc.(A)	125	9,559
Globant S.A.(A)	46	4,046
HubSpot, Inc.(A)	19	2,486
Mimecast Ltd.(A)	159	5,630
Paycom Software, Inc.(A)	9	1,777
Q2 Holdings, Inc.(A)	83	4,885
Smartsheet, Inc., Class A(A)	82	3,414

		35,559

Communications Equipment – 1.1%
Viavi Solutions, Inc.(A)	300	3,361

Data Processing & Outsourced Services – 0.8%
EVO Payments, Inc., Class A(A)	146	2,237

Electronic Equipment & Instruments – 1.3%
Coherent, Inc.(A)	35	3,739

IT Consulting & Other Services – 1.3%
Booz Allen Hamilton Holding Corp.	56	3,840

Semiconductor Equipment – 1.0%
Enphase Energy, Inc.(A)	96	3,106

Semiconductors – 2.2%
Monolithic Power Systems, Inc.	38	6,406

Systems Software – 3.9%
Proofpoint, Inc.(A)	61	6,237
Varonis Systems, Inc.(A)	80	5,075

		11,312

Total Information Technology - 23.8%		69,560

Real Estate

Health Care REITs – 0.5%
Community Healthcare Trust, Inc.	34	1,294

Specialized REITs – 2.8%
Digital Realty Trust, Inc.	59	8,238

Total Real Estate - 3.3%		9,532

TOTAL COMMON STOCKS – 93.8%		$274,154
(Cost: $265,054)

SHORT-TERM SECURITIES

Money Market Funds(C) - 5.5%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.310%	15,940	15,940

TOTAL SHORT-TERM SECURITIES – 5.5%		$15,940
(Cost: $15,940)

TOTAL INVESTMENT SECURITIES – 99.3%		$290,094
(Cost: $280,994)

CASH AND OTHER ASSETS, NET OF LIABILITIES(D) – 0.7%		2,055

NET ASSETS – 100.0%		$292,149

Notes to Schedule of Investments

*Not shown due to rounding.

(A)No dividends were paid during the preceding 12 months.

(B)All or a portion of securities with an aggregate value of $11,321 are on loan.

(C)Rate shown is the annualized 7-day yield at March 31, 2020.

(D)Cash of $2,040 has been pledged as collateral on open OTC swap agreements.

The following total return swap agreements were outstanding at March 31, 2020:

Underlying Security	Long/Short	Counterparty	Maturity Date	Notional Amount	Financing Fee(1)(2)	Value	Upfront Payments/ (Receipts)	Unrealized Depreciation
Biotech Custom Index	Long	Goldman Sachs International	07/02/2020	$9,853	1-Month LIBOR plus 2.5 bps	$(2,123)	$—	$(2,123)

(1)

The Portfolio pays the financing fee multiplied by the notional amount if long on the swap agreement. If the Portfolio is short on the swap agreement, the Portfolio receives the financing fee multiplied by the notional amount.

(2)

At the termination date, a net cash flow is exchanged where the market-linked total return is equivalent to the return of the underlying security less a financing rate, if any. If the Portfolio is long on the swap agreement, the Portfolio would receive payments on any net positive total return, and would owe payments in the event of a negative total return. If the Portfolio is short on the swap agreement, the Portfolio would owe payments on any net positive total return, and would receive payments in the event of a negative total return.

The following table represents security positions within the total return basket swap as of March 31, 2020:

Reference Entity	Shares	Notional Amount	Value	% of Value
Global Blood Therapeutics, Inc.	2	$516	$(111)	5.2%
Repligen Corp.	1	449	(97)	4.6
ACADIA Pharmaceuticals, Inc.	2	436	(94)	4.4
Iovance Biotherapeutics, Inc.	2	337	(73)	3.4
Acceleron Pharma, Inc.	1	322	(70)	3.3
Blueprint Medicines Corp.	1	280	(60)	2.9
Momenta Pharmaceuticals, Inc.	2	262	(56)	2.7
Emergent BioSolutions, Inc.	1	261	(56)	2.7

Arrowhead Pharmaceuticals, Inc.	2	259	(56)	2.6
Halozyme Therapeutics, Inc.	3	252	(54)	2.6
PTC Therapeutics, Inc.	1	250	(54)	2.5
FibroGen, Inc.	1	237	(51)	2.4
Ultragenyx Pharmaceutical, Inc.	1	237	(51)	2.4
Immunomedics, Inc.	3	211	(45)	2.1
Amicus Therapeutics, Inc.	5	209	(45)	2.1
MyoKardia, Inc.	1	202	(43)	2.0
Mirati Therapeutics, Inc.	1	189	(41)	1.9
Arena Pharmaceuticals, Inc.	1	165	(36)	1.7
Natera, Inc.	1	162	(35)	1.6
Intercept Pharmaceuticals, Inc.	1	151	(33)	1.5
Ironwood Pharmaceuticals, Inc.	3	150	(32)	1.5
Ra Pharmaceuticals, Inc.	1	146	(31)	1.5
Axsome Therapeutics, Inc.	—*	136	(30)	1.4
Pacira BioSciences, Inc.	1	133	(29)	1.3
Xencor, Inc.	1	132	(29)	1.3
Apellis Pharmaceuticals, Inc.	1	126	(27)	1.3
Insmed, Inc.	2	122	(26)	1.2
Reata Pharmaceuticals, Inc.	—*	119	(26)	1.2
Invitae Corp.	2	116	(25)	1.2
Corcept Therapeutics, Inc.	2	114	(25)	1.2
Veracyte, Inc.	1	114	(24)	1.2
Fate Therapeutics, Inc.	1	113	(24)	1.1
Biohaven Pharmaceutical Holding Co. Ltd.	1	112	(24)	1.1
REGENXBIO, Inc.	1	106	(23)	1.1
Zogenix, Inc.	1	104	(22)	1.1
Theravance Biopharma, Inc.	1	100	(21)	1.0
Editas Medicine, Inc.	1	97	(21)	1.0
Dicerna Pharmaceuticals, Inc.	1	93	(20)	0.9
Epizyme, Inc.	1	87	(19)	0.9
Supernus Pharmaceuticals, Inc.	1	87	(19)	0.9

Enanta Pharmaceuticals, Inc.	—*	87	(19)	0.9
Heron Therapeutics, Inc.	2	84	(18)	0.9
Denali Therapeutics, Inc.	1	82	(18)	0.8
Esperion Therapeutics, Inc.	1	77	(17)	0.8
Allakos, Inc.	—*	75	(16)	0.8
Allogene Therapeutics, Inc.	1	74	(16)	0.8
Innoviva, Inc.	1	74	(16)	0.7
NanoString Technologies, Inc.	1	72	(16)	0.7
Exact Sciences Corp.	—*	69	(15)	0.7
TG Therapeutics, Inc.	1	68	(15)	0.7
Twist Bioscience Corp.	—*	63	(14)	0.6
Aimmune Therapeutics, Inc.	1	62	(13)	0.6
Omeros Corp.	1	61	(13)	0.6
Retrophin, Inc.	1	58	(12)	0.6
Radius Health, Inc.	1	57	(12)	0.6
Codexis, Inc.	1	57	(12)	0.6
Aerie Pharmaceuticals, Inc.	1	57	(12)	0.6
Vanda Pharmaceuticals, Inc.	1	53	(11)	0.5
Amphastar Pharmaceuticals, Inc.	1	52	(11)	0.5
Madrigal Pharmaceuticals, Inc.	—*	51	(11)	0.5
Adverum Biotechnologies, Inc.	1	50	(11)	0.5
Sangamo Therapeutics, Inc.	2	50	(11)	0.5
Tricida, Inc.	—*	47	(10)	0.5
Portola Pharmaceuticals, Inc.	1	46	(10)	0.5
Phibro Animal Health Corp.	—*	46	(10)	0.5
Athenex, Inc.	1	45	(10)	0.5
PetIQ, Inc.	—*	43	(9)	0.4
Vericel Corp.	1	39	(9)	0.4
Pacific Biosciences of California, Inc.	3	39	(8)	0.4
ZIOPHARM Oncology, Inc.	3	39	(8)	0.4
Cara Therapeutics, Inc.	1	38	(8)	0.4
Heska Corp.	—*	38	(8)	0.4
Atara Biotherapeutics, Inc.	1	37	(8)	0.4

ANI Pharmaceuticals, Inc.	—*	37	(8)	0.4
UroGen Pharma Ltd.	—*	33	(7)	0.3
Amneal Pharmaceuticals, Inc.	2	32	(7)	0.3
Clovis Oncology, Inc.	1	30	(6)	0.3
AnaptysBio, Inc.	—*	29	(6)	0.3
Spectrum Pharmaceuticals, Inc.	2	23	(5)	0.3
Accelerate Diagnostics, Inc.	1	22	(5)	0.2
G1 Therapeutics, Inc.	—*	22	(5)	0.2
Voyager Therapeutics, Inc.	1	22	(5)	0.2
Stemline Therapeutics, Inc.	1	19	(4)	0.2
			$(2,123)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$274,154	$—	$—
Short-Term Securities	15,940	—	—

Total	$290,094	$—	$—

Liabilities
Total Return Swaps	$—	$2,123	$—

The following acronyms are used throughout this schedule:

OTC = Over the Counter

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at March 31, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$280,994

Gross unrealized appreciation	52,153

Gross unrealized depreciation	(43,053)

Net unrealized appreciation	$9,100